other income (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
other income
Government assistance	$ 9		$ 10	$ 2
Other sublet revenue	2	$ 2	3	3
Investment income (loss), gain (loss) on disposal of assets and other	(4)	3	(7)	(1)
Interest income	2		4	1
Changes in business combination-related provisions	3	23	41	49
Total	$ 12	$ 28	$ 51	$ 54